Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Main Investments in Common Shares of Associates and Joint Ventures (Parenthetical) (Detail)
	Nov. 01, 2024	Oct. 25, 2022
Neoris N.V. [Member] | Discontinued operations [member]
Disclosure of Investments in Associates and Joint Ventures Other Investments and Non Current Accounts Receivable [Line Items]
Percentage of ownership interest sold	34.80%	65.00%